Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management objectives and policies
Cash collateral on derivatives held by group	$ 215	$ 89	$ 93
Cash collateral on derivatives posted by group	$ 102	$ 162	$ 47